SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 104,943	$ 16,231	$ 5,296
U.S. Treasury bills
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 34,983	$ 0